Property, Plant and Equipment, Net (Schedule of Property, Plant and Equipment Acquired Through Financing Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 616,164	$ 3,497,300	$ 2,953,821
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	725,797	4,307,155	3,624,400
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	109,633	809,855	$ 670,579
I.C. Power [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Land, roads, buildings and leasehold improvements		35,686
Installations, machinery and equipment		158,484
Motor vehicles		364
Property, plant and equipment		194,534
I.C. Power [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Land, roads, buildings and leasehold improvements		42,288
Installations, machinery and equipment		275,852
Motor vehicles		410
Property, plant and equipment		318,550
I.C. Power [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Land, roads, buildings and leasehold improvements		(6,602)
Installations, machinery and equipment		(117,368)
Motor vehicles		(46)
Property, plant and equipment		$ (124,016)